NET LOSS PER COMMON SHARE - Schedule of Antidilutive Securities (Details)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Common Stock Equivalents:
Stock options	35,298,000	4,398,000
Stock warrants	12,222,188	41,566,999
Convertible preferred stock		15,318,792
Convertible promissory notes embedded conversion feature		20,181,208
Total	47,520,188	81,464,999